Income Tax (Expense)/ Benefit - Effective Income Tax Rate ("ETR") reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax computed at the Bermuda statutory rate (0%)	$ 0	$ 0	$ 0
Foreign taxes at statutory rates other than Bermuda’s statutory rate	3,540	610	710
Income tax (expense)/benefit	$ 4,307	$ (18)	$ 1,870
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax computed at the Bermuda statutory rate (0%)	0.00%	0.00%	0.00%
Effective Tax Rate	3.70%	0.00%	0.00%
Mixed Tax Unit
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	$ 2,709	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	2.30%	0.00%	0.00%
UK
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	$ 797	$ (469)	$ 1,592
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	0.70%	(0.60%)	0.00%
Norway
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	$ 298	$ 331	$ 349
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	0.30%	0.40%	0.00%
Italy
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	$ 435	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	0.40%	0.00%	0.00%
Croatia
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	$ 59	$ 105	$ (75)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	0.10%	0.10%	0.00%
Others
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	$ 9	$ 15	$ 4
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign taxes at statutory rates other than Bermuda’s statutory rate	0.00%	0.00%	0.00%